Fair Value of Stock Option/PSU Awards Granted Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement Assumptions Used To Estimate Fair Values Of Share Options Granted [Line Items]
Risk-free interest rates			1.70%
Expected terms (in years)			5 years 6 months
Expected common share price volatilities			52.90%
Expected dividends			0.00%
Expected forfeitures			3.40%
PSU
Share Based Compensation Arrangement Assumptions Used To Estimate Fair Values Of Share Options Granted [Line Items]
Risk-free interest rates	0.54%	0.16%
Expected common share price volatilities	59.80%	57.40%
Expected dividends	0.00%	0.00%